CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS
Cash and cash equivalents	¥ 3,188	¥ 21,717
Interest receivables, net of credit impairment losses	7,057	39,628
Loans receivable, net of credit impairment losses	579,654	791,390
Prepaid expenses and others	1,038	483
Total current assets	590,937	853,218
NON-CURRENT ASSETS
Property and equipment, net	50,824	338
Prepayment for a property		14,928
Intangible asset	9
Total non-current assets	50,833	15,266
Total assets	641,770	868,484
CURRENT LIABILITIES
Loans payable	200,417	226,370
Advance from customers		142
Salary and benefit payable	1,411	3,423
Income taxes payable	32,477	15,120
Interest payable	5,139	3,829
Other payable	35,260	26,716
Total current liabilities	274,704	275,600
SHAREHOLDERS' EQUITY
Capital and reserve attributable to equity holders of the Company
Share capital	326	325
Additional paid-in capital	383,174	383,174
Statutory reserve	14,017	13,365
General risk reserve	9,885	9,817
Currency translation reserve	(493)
Retained earnings/(accumulated loss)	(113,257)	67,626
Non-controlling interests in equity	73,414	118,577
Total shareholders' equity	367,066	592,884
Total equity and liabilities	¥ 641,770	¥ 868,484